Fees Summary	Feb. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 901,600,016.00
Previously Paid Amount	13,810.00
Total Fee Amount	124,510.96
Total Offset Amount	0.00
Net Fee	$ 110,700.96